Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Losses (gains) due to amortization:
Total changes in Accumulated OCI	¥ (152,076)	¥ 199,370	¥ (24,892)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(134,902)	194,405
Prior service cost arising during the year	654	3,436
Losses (gains) due to amortization:
Net actuarial loss	(17,764)	(7,698)
Prior service cost	6,348	7,613
Curtailment and settlement	1,765	1,168
Total changes in Accumulated OCI	(143,899)	198,924
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	20,461	10,444
Prior service cost arising during the year	(8,311)	(54)
Losses (gains) due to amortization:
Net actuarial loss	(12,707)	(11,743)
Prior service cost	2,045	2,307
Curtailment and settlement	208	(11)
Foreign currency translation adjustments	(3,910)	(966)
Total changes in Accumulated OCI	(2,214)	(23)
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(330)	3,503
Prior service cost arising during the year	(8,562)	(4)
Losses (gains) due to amortization:
Net actuarial loss	(1,366)	(1,810)
Prior service cost	1,534	927
Foreign currency translation adjustments	(779)	(204)
Total changes in Accumulated OCI	¥ (9,503)	¥ 2,412